Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 30,887	$ 125,595
USD [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	24,596	120,846
USD held in trust [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash		322
CAD [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	4,916	3,475
CAD held in trust [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	78
ARS [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 1,297	$ 952